S000083701 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Barclays Fortune 500 Equal Weighted Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.57%	15.76%
Performance Inception Date		Jan. 31, 2024
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	13.27%
Performance Inception Date		Jan. 31, 2024
DoubleLine Fortune 500 Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.27%	15.37%
Performance Inception Date		Jan. 31, 2024
DoubleLine Fortune 500 Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.84%	14.92%
Performance Inception Date		Jan. 31, 2024
DoubleLine Fortune 500 Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	11.84%
Performance Inception Date		Jan. 31, 2024